Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Schedule of movements in cash flow hedge reserve

	Terminated hedges		Active hedges		Total
	2025	2024	2025	2024	2025	2024
	$ million	$ million	$ million	$ million	$ million	$ million
Opening balance	(25)	–	(9)	3	(34)	3
Gains recognised in OCI	3	–	(16)	(38)	(13)	(38)
Amounts recycled to income statement	20	–	9	1	29	1
At 31 December	(2)	–	(16)	(34)	(18)	(34)

Currency and interest rate profile of interest bearing liabilities

							Fixed rate liabilities
								Weighted
								average
			Interest				Weighted	time
	Gross	Currency	rate	Total	Floating	Fixed rate	average	for which
	borrowings	swaps	swaps	liabilities	rate liabilities	liabilities	interest rate	rate is fixed
	$ million	$ million	$ million	$ million	$ million	$ million	%	Years
At 31 December 2025
US Dollar	(2,510)	(2)	–	(2,512)	(492)	(2,020)	3.1	4.0
Euro	(591)	–	–	(591)	(591)	–
Other	(10)	–	–	(10)	(10)	–
Total interest bearing liabilities	(3,111)	(2)	–	(3,113)	(1,093)	(2,020)
At 31 December 2024
US Dollar	(2,594)	(310)	(16)	(2,920)	(324)	(2,596)	3.5	4.1
Euro	(527)	(130)	–	(657)	(130)	(527)
Other	(4)	(14)	–	(18)	(18)	–
Total interest bearing liabilities	(3,125)	(454)	(16)	(3,595)	(472)	(3,123)

Currency and interest rate profile of interest bearing assets

	Cash and cash	Currency	Interest rate		Floating	Fixed
	equivalents	swaps	swaps	Total assets	rate assets	rate assets
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2025
US Dollar	393	2	4	399	395	4
Euro	26	–	7	33	33	–
Other	138	–	–	138	138	–
Total interest bearing assets	557	2	11	570	566	4
At 31 December 2024
US Dollar	482	146	–	628	628	–
Euro	9	37	10	56	56	–
Other	128	270	–	398	398	–
Total interest bearing assets	619	453	10	1,082	1,082	–

Schedule of fair value of financial instruments

	Carrying amount					Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Total	Level 1	Level 2	Level 3	Total
At 31 December 2025	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	33	–	–	–	33	–	33	–	33
Investments	–	–	–	30	30	–	–	30	30
Investments relating to deferred compensation arrangements	–	–	–	106	106	106	–	–	106
Interest rate swaps	11	–	–	–	11	–	11	–	11
Currency swaps	–	–	–	2	2	–	2	–	2
	44	–	–	138	182
Financial liabilities measured at fair value
Acquisition consideration - contingent	–	–	–	(107)	(107)	–	–	(107)	(107)
Forward foreign exchange contracts	(15)	–	–	–	(15)	–	(15)	–	(15)
Currency swaps	–	–	–	(2)	(2)	–	(2)	–	(2)
	(15)	–	–	(109)	(124)
Financial assets not measured at fair value
Trade and other receivables	–	1,278	–	–	1,278
Cash and cash equivalents	–	557	–	–	557
	–	1,835	–	–	1,835
Financial liabilities not measured at fair value
Bank overdrafts and loans	–	(8)	–	–	(8)
Corporate bond not in a hedge relationship	–	(1,394)	–	–	(1,394)
Corporate bond in a hedge relationship	–	(1,084)	–	–	(1,084)
Private placement debt not in a hedge relationship	–	(625)	–	–	(625)
Trade and other payables	–	(1,243)	–	–	(1,243)
	–	(4,354)	–	–	(4,354)

	Carrying amount					Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Total	Level 2	Level 3	Total
At 31 December 2024	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	46	–	–	–	46	46	–	46
Investments	–	–	–	9	9	–	9	9
Interest rate swaps	10	–	–	–	10	10	–	10
Currency swaps	–	–	–	1	1	1	–	1
	56	–	–	10	66
Financial liabilities measured at fair value
Acquisition consideration - contingent	–	–	–	(84)	(84)	–	(84)	(84)
Forward foreign exchange contracts	(16)	–	–	–	(16)	(16)	–	(16)
Interest rate swaps	(16)	–	–	–	(16)	(16)	–	(16)
Currency swaps	–	–	–	(2)	(2)	(2)	–	(2)
	(32)	–	–	(86)	(118)
Financial assets not measured at fair value
Trade and other receivables	–	1,190	–	–	1,190
Cash and cash equivalents	–	619	–	–	619
	–	1,809	–	–	1,809
Financial liabilities not measured at fair value
Acquisition consideration - deferred	–	(21)	–	–	(21)
Bank overdrafts	–	(2)	–	–	(2)
Corporate bond not in a hedge relationship	–	(1,492)	–	–	(1,492)
Corporate bond in a hedge relationship	–	(1,006)	–	–	(1,006)
Private placement debt not in a hedge relationship	–	(625)	–	–	(625)
Trade and other payables	–	(1,084)	–	–	(1,084)
	–	(4,230)	–	–	(4,230)

Schedule of corporate bonds and private placement debt

	2025		2024
	Book	Market	Book	Market
	value	value	value	value
	$ million	$ million	$ million	$ million
2030 USD corporate bond	897	810	995	836
2034 USD corporate bond	641	672	628	642
2027 USD corporate bond	349	354	348	352
2029 EUR corporate bond	591	617	527	547
Private placement debt	625	594	625	573

Schedule of movements in financial instruments measured at Level 3 in the fair value hierarchy

	2025	2024
	$ million	$ million
Investments
At 1 January	9	8
Additions	2	1
Transferred from receivables	18	–
Fair value remeasurement	1	–
At 31 December	30	9

Contingent consideration receivable
At 1 January	–	18
Transferred to receivables	–	(18)
At 31 December	–	–

Contingent acquisition consideration liability
At 1 January	(84)	(32)
Arising on acquisitions	–	(49)
Payments	6	6
Remeasurements	(29)	(9)
At 31 December	(107)	(84)

Currency risk
Disclosure of detailed information about financial instruments [line items]
Schedule of forecast transactional foreign exchange exposures

Currency risk on foreign operations				Change in value
used for
		Balance in		calculating
	Hedging	translation reserve		ineffectiveness
	instrument	Continuing	Discontinued	Hedged	Hedging	Hedge
	notional	hedges	hedges	item	instrument	ineffectiveness
	million	$ million	$ million	$ million	$ million	$ million
At 31 December 2025	500	102	16	68	68	–
At 31 December 2024	500	34	16	(33)	(33)	–

Schedule of sensitivity analysis pursuant to reasonably possible change in risk variable

	2025		2024
	Increase/		Increase/
	(decrease) in	Increase/	(decrease) in	Increase/
	income	(decrease) in	income	(decrease) in
	statement	OCI	statement	OCI
	$ million	$ million	$ million	$ million
10% weakening of the US Dollar	1	(46)	–	(40)
10% strengthening of the US Dollar	(1)	46	–	40

Currency risk | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis pursuant to reasonably possible change in risk variable

	2025		2024
	Increase/		Increase/
	(decrease) in	Increase/	(decrease) in	Increase/
	income	(decrease) in	income	(decrease) in
	statement	OCI	statement	OCI
	$ million	$ million	$ million	$ million
10% weakening of the US Dollar	(6)	(138)	(7)	(41)
10% strengthening of the US Dollar	6	129	7	41

Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Schedule of cash flow hedge relationships

			Carrying	Hedge
			value	ineffectiveness
	Average	Nominal	assets/	in profit
	strike	amounts	(liabilities)	or loss	Balance Sheet
As at 31 December 2025	rate	$ million	$ million	$ million	classification
Forward exchange contracts
Sell Euros
< 1 year	1.17	390	(4)	–	Current assets / current liabilities
1 - 3 years	1.20	390	(1)	–	Non-current assets / non-current liabilities
Sell Australian Dollars
< 1 year	0.65	110	(3)	–	Current assets / current liabilities
1 - 3 years	0.65	110	(1)	–	Non-current assets / non-current liabilities
Sell Canadian Dollars
< 1 year	1.36	53	–	–	Current assets / current liabilities
1 - 3 years	1.35	53	–	–	Non-current assets / non-current liabilities
Sell Japanese Yen
< 1 year	140	131	14	–	Current assets / current liabilities
1 - 3 years	140	131	10	–	Non-current assets / non-current liabilities
Sell South Korean won
< 1 year	1,372	31	2	–	Current assets / current liabilities
1 - 3 years	1,366	29	1	–	Non-current assets / non-current liabilities
Total cash flow hedges of foreign currency risk on forecast transactions		1,428	18	–

			Carrying	Hedge
			value	ineffectiveness
	Average	Nominal	assets/	in profit
	strike	amounts	(liabilities)	or loss	Balance Sheet
As at 31 December 2024	rate	$ million	$ million	$ million	classification
Forward exchange contracts
Sell Euros (net) for US Dollars	1.10	570	10	–	Current assets / current liabilities
Buy Pound sterling (net) for US Dollars	1.24	438	–	–	Current assets / current liabilities
Sell Euros (net) for Pound sterling	0.85	335	2	–	Current assets / current liabilities
Sell Singapore Dollars (net) for US Dollars	1.32	174	4	–	Current assets / current liabilities
Buy Swiss Franc (net) for Euros	0.93	134	–	–	Current assets / current liabilities
Sell Australian Dollars (net) for Singapore Dollars	0.87	122	3	–	Current assets / current liabilities
Sell Japanese Yen (net) for Singapore Dollars	110	101	3	–	Current assets / current liabilities
Other currencies		541	8	–	Current assets / current liabilities
Total cash flow hedges of foreign currency risk on forecast transactions		2,415	30	–

Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Schedule of information about hedging instruments

	Fixed rate debt				Derivatives - Interest rate swaps
				Fair value					Fair value
				change					change
				used for					used for
		Cumulative		recognising					recognising
		fair value	Group	hedge			Group		hedge
	Carrying	hedge	Balance	ineffectiveness	Carrying amount		Balance	Nominal	ineffectiveness
	amount[1]	adjustments	Sheet	charge/(credit)	assets	liabilities	Sheet	amount	charge/(credit)
	$ million	$ million	line item	$ million	$ million	$ million	line item	million	$ million
At 31 December 2025
US Dollar bond	(500)	(3)	Long-term borrowings	20	4	–	Other non-current	(500)	(20)
Euro bond	(588)	6	and lease liabilities	(3)	7	–	assets	(500)	3
At 31 December 2024
US Dollar bond	(500)	(16)	Long-term borrowings	(16)	–	(16)	Other non-current	(500)	16
Euro bond	(520)	10	and lease liabilities	3	10	–	assets/ (liabilities)	(500)	(3)
1	The carrying amount relates to a hedge of the €500m EUR corporate bond ($588m translated at closing USD/EUR rate (2024: $520m)) and a hedge of $500m out of the $650m corporate bond.

Net investment hedge | Currency risk
Disclosure of detailed information about financial instruments [line items]
Schedule of information about hedging instruments

Balance sheet classification			(Gains) / losses
recognised
	Carrying value of		in Other
	hedging		Comprehensive		Amounts reclassified
	instrument		Income		to income statement
	2025	2024	2025	2024	2025	2024
	$ million	$ million	$ million	$ million	$ million	$ million
Long-term borrowings and lease liabilities	588	520	68	(33)	–	–